Financial instruments risk, Interest rate risks (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016
Interest rate risks [Abstract]
Interest rate				6.78%
Profit or loss for the year	$ 1,329,579	$ (506,564)	$ (1,018,870)
Interest Rate Risks [Member] | Fixed Rate [Member]
Interest rate risks [Abstract]
Debt	319,600	648,800
Interest Rate Risks [Member] | Variable Rate [Member]
Interest rate risks [Abstract]
Debt	$ 578,300	10,124,700
Trust Certificates original amount		$ 10,500
Interest Rate Risks [Member] | Variable Rate [Member] | CAP Contract [Member]
Interest rate risks [Abstract]
Interest rate	8.35%	9.80%
1% Variance [Member]
Interest rate risks [Abstract]
Profit or loss for the year	$ (2,048)	$ (2,262)
- 1% Variance [Member]
Interest rate risks [Abstract]
Profit or loss for the year	$ 2,048	$ 2,262